UNCONSOLIDATED STRUCTURED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of unconsolidated structured entities [abstract]
Schedule of interests in unconsolidated structured entities
The table below shows the total assets of unconsolidated structured entities in which the Bank had an interest at the reporting date and its maximum exposure to loss in relation to those interests.
As of December 31, 2024

	Securitizations	The Bank’s managed funds	Total
In millions of COP
Total assets of the entities	792,368	176,591,828	177,384,196
The Bank’s interest-assets
Investments at fair value through profit or loss	68,710	-	68,710
Investments at fair value through other comprehensive income	8,649	-	8,649
Loans and advances to customers	-	8,435,301	8,435,301
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	77,359	8,435,301	8,512,660
The Bank’s maximum exposure	77,359	8,435,301	8,512,660
Fees income	3,065	558,877	561,942
As of December 31, 2023

	Securitizations	The Bank’s managed funds	Total
In millions of COP
Total assets of the entities	1,028,501	159,609,365	160,637,866
The Bank’s interest-assets
Investments at fair value through profit or loss	80,436	-	80,436
Investments at fair value through other comprehensive income	22,149	-	22,149
Loans and advances to customers	-	7,997,406	7,997,406
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	102,585	7,997,406	8,099,991
The Bank’s maximum exposure	102,585	7,997,406	8,099,991
Fees income	3,763	474,136	477,899